CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue
Water solutions	$ 241,455	$ 427,496
Accommodations and rentals	27,151	52,948
Wellsite completion and construction services	33,793	55,133
Total revenue	302,399	535,577
Costs of revenue
Water solutions	200,399	332,411
Accommodations and rentals	22,019	37,957
Wellsite completion and construction services	29,089	48,356
Depreciation and amortization	95,020	104,608
Total costs of revenue	346,527	523,332
Gross profit (loss)	(44,128)	12,245
Operating expenses
Selling, general and administrative	34,643	56,548
Depreciation and amortization	2,087	3,104
Impairment of goodwill and other intangible assets	138,666	21,366
Impairment of property and equipment	60,026
Lease abandonment costs	19,423
Total operating expenses	254,845	81,018
Income (Loss) from operations	(298,973)	(68,773)
Other income (expense)
Interest expense, net	(16,128)	(13,689)
Other income, net	629	893
Income (loss) before tax expense	(314,472)	(81,569)
Tax benefit (expense)	524	(324)
Net loss from continuing operations	(313,948)	(81,893)
Net income from discontinued operations, net of tax		21
Net income (loss)	(313,948)	(81,872)
Less: Net loss attributable to noncontrolling interests	6,424	981
Net income (loss) attributable to Select Energy Services, Inc.	$ (1,043)
EARNINGS PER SHARE
Pro forma net loss per share attributable to common stockholders (unaudited):	$ (4.62)
Predecessor
Other income (expense)
Net income (loss)	$ (306,481)	$ (80,891)
Class A-1 common stock
Other income (expense)
Net income (loss)	(844)
Net income (loss) attributable to Select Energy Services, Inc.	$ (844)
EARNINGS PER SHARE
Weighted average shares outstanding:	16,100,000
Net loss per share attributable to common stockholders:	$ (0.05)
Pro forma net loss per share attributable to common stockholders (unaudited):	$ (4.62)
Class A common stock
Other income (expense)
Net income (loss)	$ (199)
Net income (loss) attributable to Select Energy Services, Inc.	$ (199)
EARNINGS PER SHARE
Weighted average shares outstanding:	3,802,972
Net loss per share attributable to common stockholders:	$ (0.05)
Pro forma net loss per share attributable to common stockholders (unaudited):	$ (4.62)
Class B common stock
EARNINGS PER SHARE
Weighted average shares outstanding:	38,462,541